Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories
(2)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by using the first-in, first-out method.
The following table details the major components of inventories (in thousands):

	June 30,	December 31,
	2019	2018
Raw materials	$15,565	$14,994
Work in process	8,611	7,214
Finished goods	10,414	11,364
Total inventories	$34,590	$33,572